Average Annual Total Returns - Investor - Harding Loevner Frontier Emerging Markets Portfolio	Investor Class 1-Year	Investor Class 5-Year	Investor Class 10-Year	Investor Class Return After Taxes on Distributions 1-Year		Investor Class Return After Taxes on Distributions 5-Year		Investor Class Return After Taxes on Distributions 10-Year		Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10-Year		MSCI FRONTIER EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI FRONTIER EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI FRONTIER EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 10-Year
Total	(0.23%)	3.31%	0.96%	(0.42%)	[1]	3.18%	[1]	0.85%	[1]	0.18%	[1]	2.71%	[1]	0.84%	[1]	(2.66%)	4.77%	1.40%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.